INCOME TAXES (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income tax expense reconciliation
Tax expenses at statutory tax rate in PRC	$ 3,184	$ 1,128	$ 5,029
Permanent differences	695	314	551
Different tax jurisdictions	6,556	3,253	306
Tax holiday in the PRC	(4,225)	(3,102)	(4,788)
Change in valuation allowance	(65)	(437)	861
Preferential tax refund	(1,724)
Other	547	54	(241)
Income tax expense	4,968	1,210	1,718
Components of consolidated income before income tax expense
Income before income tax expense and earnings in equity method investment	12,737	4,512	20,116
Cayman Islands
Components of consolidated income before income tax expense
Domestic (Cayman Islands)	(26,246)	(22,937)	(7,125)
PRC
Components of consolidated income before income tax expense
Foreign	26,887	19,795	18,873
Tax expense additional information
Income tax rate if deemed as resident PRC	25.00%	25.00%	25.00%
Withholding tax for PRC subsidiaries (as a percent)	10.00%
Minimum percentage of equity interest in FIE considered for reduction in withholding income tax rate	25.00%
Withholding tax rate in case of subsidiary 25% or more directly owned by the resident in Hong Kong	5.00%
Withholding tax rate for the Company's subsidiary not considered to be beneficial owner of any such dividends	10.00%
Aggregate undistributed earnings of the company's subsidiaries located in the PRC	222,624	179,601	79,611
Provision for dividend withholding taxes	0	0	0
Others
Components of consolidated income before income tax expense
Foreign	12,096	7,654	8,368
Tax holidays granted to PRC subsidiaries is not available | PRC
Income tax holiday
Increase in income tax expenses without the tax holidays	$ 4,225	$ 3,102	$ 4,788
Impact of tax holiday on basic net income per common share (in dollars per share)	$ 0.06	$ 0.06	$ 0.12
Impact of tax holiday on diluted net income per common share (in dollars per share)	$ 0.05	$ 0.06	$ 0.11